Segment Reporting	3 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Segment Reporting
14.	SEGMENT REPORTING
The Company has two operating segments: “Equipment Sales and Hosting” which consists primarily of its blockchain infrastructure and third-party hosting business and equipment sales to customers, and “Mining” consisting of digital asset mining for its own account. The blockchain hosting business generates revenue through the sale of consumption-based contracts for its hosting services which are recurring in nature. Equipment sales revenue is derived from its ability to leverage its partnership with leading equipment manufacturers to secure equipment in advance, which is then sold to its customers when they are unable to obtain them otherwise. The digital asset mining operation segment generates revenue from operating owned computer equipment as part of a pool of users that process transactions conducted on one or more blockchain networks. In exchange for these services, the Company receives digital assets.
The primary financial measures used by the CODM to evaluate performance and allocate resources are revenue and gross profit. The CODM does not evaluate performance or allocate resources based on segment asset or liability information; accordingly, the Company has not presented a measure of assets by segment. The segments’ accounting policies are the same as those described in the summary of significant accounting policies. The Company excludes certain operating expenses and other expense from the allocations to operating segments.
The following table presents revenue and gross profit by reportable segment for the periods presented (in thousands):

	Three Months Ended March 31,
	2022	2021
Equipment Sales and Hosting Segment
Revenue:
Hosting revenue	$33,214	$12,692
Equipment sales	26,305	31,926

Total revenue	$59,519	$44,618
Cost of revenue:
Cost of hosting services	$31,231	$11,829
Cost of equipment sales	22,535	26,231

Total Cost of revenue	$53,766	$38,060

Gross profit	$5,753	$6,558
Mining Segment
Digital asset mining income	$133,000	$9,628

Total revenue	$133,000	$9,628
Cost of revenue	68,750	1,653

Gross profit	$64,250	$7,975
Consolidated total revenue	$192,519	$54,246
Consolidated cost of revenue	$122,516	$39,713
Consolidated gross profit	$70,003	$14,533
For the three months ended March 31, 2022 and 2021, cost of revenue included depreciation expense of $2.2 million and $1.8 million, respectively, for the Equipment Sales and Hosting segment. For the three months ended March 31, 2022 and 2021, cost of revenue included depreciation expense of $39.4 million and $0.8 million, respectively for the Mining segment.
Concentrations of Revenue and Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. Credit risk with respect to accounts receivable is concentrated with a small number of customers. The Company places its cash and cash equivalents with major financial institutions, which management assesses to be of high credit quality, in order to limit the exposure to credit risk. As of March 31, 2022 and December 31, 2021, all of the Company’s fixed assets were located in the United States. For the three months ended March 31, 2022 and 2021, all of the Company’s revenue was generated in the United States.
For the three months ended March 31, 2022 and 2021, the concentration of customers comprising 10% or more of the Company’s total revenue, Equipment Sales and Hosting segment revenue was as follows:

	Three Months Ended March 31,		Three Months Ended March 31,
	2022	2021	2022	2021
	Percent of total revenue:		Percent of Equipment Sales and Hosting segment:
Customer
A	12%	N/A	39%	N/A
B	N/A	42%	N/A	51%
Blockcap	N/A	21%	N/A	25%
A reconciliation of the reportable segment gross profit to (loss) income before income taxes included in the Company’s consolidated statements of operations and comprehensive (loss) income for the three months ended March 31, 2022 and 2021 is as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Reportable segment gross profit	$70,003	$14,533
Gain from sales of digital assets	2,163	30
Impairment of digital assets	(53,985)	—
Operating expense:
Research and development	3,340	1,208
Sales and marketing	1,398	534
General and administrative	40,160	3,795

Total operating expense	44,898	5,537

Operating (loss) income	(26,717)	9,026
Non-operating expense, net:
Loss on debt extinguishment and other	—	42
Interest expense, net	21,676	2,135
Other non-operating (income), net	(357)	—
Fair value adjustments on convertible notes	386,037	—
Fair value adjustments on derivative warrant liabilities	(10,275)	—
Other non-operating (income), net	(357)	—

Total non-operating expense, net	397,081	2,177

(Loss) income before income taxes	(423,798)	6,849
Income tax expense	42,406	—

Net (loss) income	$(466,204)	$6,849